Business Acquisitions (Details) - Part 1 - USD ($)								3 Months Ended			12 Months Ended
	Nov. 08, 2023	Jun. 30, 2022	Jun. 15, 2022	May 18, 2022	Mar. 22, 2022	Mar. 15, 2022	Jan. 14, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Business Acquisitions [Line Items]
Exchange payment	$ 800,000
Official closing price	400,000										$ 400,000
Share issued (in Shares)											18,659
Holdback agreement paid	200,000
Real estate purchase agreement exchange	$ 590,000
Adjustment of amortization expense									$ 4,954
Combined acquisitions											$ 1,014,000
Advanced Veterinary Care of Pasco [Member]
Business Acquisitions [Line Items]
Combined acquisitions							$ 1,014,000
Conversion price discount											25.00%
Furniture, fixtures & equipment										$ 74,904
Lytle Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Combined acquisitions											$ 1,442,469
Conversion price discount						25.00%
Furniture, fixtures & equipment										46,563
Consideration transferred, total						$ 662,469
Sale in exchange						$ 780,000
Southern Kern Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Combined acquisitions					$ 1,700,000
Furniture, fixtures & equipment					2,000,000					76,862
Consideration transferred, total					1,500,000
Sale in exchange					$ 500,000
Bartow Animal Clinic [Member]
Business Acquisitions [Line Items]
Combined acquisitions				$ 1,405,000
Conversion price discount				25.00%
Furniture, fixtures & equipment										$ 96,984
Consideration transferred, total				$ 1,055,000
Sale in exchange				$ 350,000
Dietz Family Pet Hospital [Member]
Business Acquisitions [Line Items]
Combined acquisitions											$ 500,000
Conversion price discount											25.00%
Furniture, fixtures & equipment		$ 15,849
Consideration transferred, total			$ 500,000
Valley Veterinary Hospital [Member]
Business Acquisitions [Line Items]
Combined acquisitions								$ 1,790,000			$ 1,790,000
Advanced Veterinary Care of Pasco [Member]
Business Acquisitions [Line Items]
Maturity date								Jan. 01, 2023			Sep. 09, 2027
Convertible note											$ 164,000
Interest											6.00%
Lytle Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Maturity date						Sep. 09, 2027
Financed loan provided						$ 1,141,098
Convertible note						$ 100,000
Interest						6.00%
Bartow Animal Clinic [Member]
Business Acquisitions [Line Items]
Maturity date				Sep. 09, 2027
Financed loan provided				$ 969,000
Convertible note				$ 100,000
Interest				6.00%
Dietz Family Pet Hospital [Member]
Business Acquisitions [Line Items]
Maturity date			Sep. 09, 2027
Financed loan provided			$ 382,500
Convertible note			$ 50,000
Interest											6.00%
Class A Common Stock [Member]
Business Acquisitions [Line Items]
Share issued (in Shares)	1
Class A Common Stock [Member] | Valley Veterinary Hospital [Member]
Business Acquisitions [Line Items]
Share issued (in Shares)	1
Advanced Veterinary Care of Pasco [Member]
Business Acquisitions [Line Items]
Financed loan provided											$ 817,135